Assets and Liabilities Held for Sale/Discontinued Operations - Summary of assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	$ 392	$ 1,492	$ 1,085
Liabilities associated with assets held for sale
Current	37	983	692
Liabilities subject to compromise	0	118	0
Non-current	0	2	0
Total liabilities associated with assets held for sale	37	1,103	692
Jack-up rigs
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	392	389	400
Liabilities associated with assets held for sale
Current	37	35	146
Liabilities subject to compromise	0	118	0
Non-current	0	2	0
Total liabilities associated with assets held for sale	37	155	146
NSNCo
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets		1,103	685
Liabilities associated with assets held for sale
Current		948	546
Liabilities subject to compromise		0	0
Non-current		0	0
Total liabilities associated with assets held for sale		948	546
Current Assets [Member]
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	392	1,145	109
Current Assets [Member] | Jack-up rigs
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	392	42	35
Current Assets [Member] | NSNCo
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets		1,103	74
Non Current Assets [Member]
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	0	347	976
Non Current Assets [Member] | Jack-up rigs
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	$ 0	347	365
Non Current Assets [Member] | NSNCo
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets		$ 0	$ 611